SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Apr. 30, 2017	Oct. 31, 2016
Notes to Financial Statements
NOTE 7 - SUBSEQUENT EVENTS

Notes Payable – On May 1, 2017, May 8, 2017 and July 12, 2017, the Company entered into promissory note agreement with a third party for amounts $30,000, $4,000 and $91,500, respectively.  The notes bear no interest for the initial nine months and then 5% per annum interest after the initial nine months.  The notes are due and payable on December 31, 2018.

Reverse Stock Split – On May 24, 2017, the Company has amended the Certificate of Incorporation to: (i) conduct a forward stock split of the outstanding Common Stock of the Company, par value $0.0001 per share, by a ratio of Forty for One (40:1) (the “Split”) to be effective on or around June 26, 2017 or when regulatory approval is obtained, for shares with a record date of June 15, 2017 and (ii) increase the authorized to 2,750,00,000 shares. The Split will not change the total number of common shares authorized; however, it will increase the number of outstanding shares. However, on June 9, 2017, the Company cancelled the forward split and increase in the authorized share count. As such, the Company will not be conducting a forward split of the stock or increasing the authorized stock.

Management has reviewed material subsequent events from October 31, 2016 through the date of issuance of financial statements in accordance with FASB ASC 855 “Subsequent Events” and concluded that there are none.